Intangible assets other than goodwill	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Intangible assets
Note 10 - Intangible assets other than goodwill

As of September 30, 2013 the Company has the following amounts related to intangible assets:

	Gross Carrying Amount	Accumulated Amortization
Patent costs	$411,181	$33,516
Product certifications	372,046	76,135
Developed technology	240,000	8,971
	$1,023,227	$118,622

The aggregate amortization expense of the Company's intangible assets for the nine months ended September 30, 2013 and 2012 was $24,247 and $15,457, respectively.

Estimated future annual amortization expense related to the intangible assets is as follows:

2013	$24,581
2014	111,945
2015	111,945
2016	111,945
2017	111,945
Thereafter	432,244
$904,605

Note 5 — Intangible assets

The Company capitalized $17,314 and $22,036 of product certification costs during the years ended December 31, 2012 and 2011, respectively. Also included in intangible assets are the costs incurred by the Company to acquire certain patents. These patents, once in service, will be amortized on a straight-line basis over the estimated economic life of the associated products, which range from approximately 7 to 10 years. The Company capitalized $146,981 and $16,712 of patent-related costs during the years ended December 31, 2012 and 2011, respectively. Intangible assets at December 31, 2012 and 2011 consist of the following:

	Product Certifications	Patents	Total
Balance at December 31, 2012
Intangible assets	$235,482	$214,883	$450,365
Less – accumulated amortization	(57,798)	(20,547)	(78,345)
	$177,684	$194,336	$372,020
Balance at December 31, 2011
Intangible assets	$218,168	$67,902	$286,070
Less – accumulated amortization	(38,254)	(6,195)	(44,449)
	$179,914	$61,707	$241,621

Amortization expense was $33,896, $23,992, and $11,309 during the years ended December 31, 2012, 2011, and 2010, respectively. Estimated amortization expense at December 31 for each of the five succeeding years is as follows:

2013	$39,879
2014	54,246
2015	54,246
2016	54,246
2017	54,246
Thereafter	115,157
$372,020